Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 2,489,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 2	1.03
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 3	2,639,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 4	1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 5	2,067,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 6	1.07
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 7	108,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 8	0.43
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 9	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 10	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 11	682,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 12	0.85
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 13	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 14	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 15	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 16	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 17	(110,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 18	1.00
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 19	(171,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 20	1.90
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 21	(150,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 22	0.82
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 23	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 24	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 25	2,426,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 26	0.43
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 27	2,489,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 28	1.03
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 29	2,639,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 30	1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 31	2,426,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 32	0.43
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 33	2,462,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 34	1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 35	$ 2,552,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 36	1.02